Document and Entity Information	Oct. 07, 2026
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001849894
Document Type	8-K
Document Period End Date	Oct. 07, 2026
Entity Registrant Name	MSD INVESTMENT CORP.
Entity Incorporation State Country Code	MD
Entity File Number	814-01481
Entity Tax Identification Number	87-4195402
Entity Address, Address Line One	550 Madison Ave
Entity Address, Address Line Two	20th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10022
City Area Code	212
Local Phone Number	303-4728
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false